Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
April 30, 2024 (Unaudited)
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 95.7%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.6%
Maine Municipal Bond Bank, 4.00%, 11/1/37	$1,000	$ 1,033,930
Michigan Finance Authority, (Trinity Health Credit Group), 3.00%, 10/1/36	1,500	1,386,045
New Hampshire Municipal Bond Bank, 3.00%, 8/15/34	2,000	1,880,440
Vermont Bond Bank, (Vermont State Colleges System), 3.00%, 10/1/35	75	69,613
		$ 4,370,028
Education — 2.3%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 4.014%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	$2,750	$ 2,716,835
Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/37	1,280	1,489,818
Duneland School Building Corp., IN, 4.00%, 1/15/35	1,915	2,017,682
Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	505	525,266
Ohio State University, Green Bonds, 4.00%, 12/1/38	765	774,371
Oklahoma Agricultural and Mechanical Colleges, (Oklahoma State University), 4.00%, 7/1/34	1,155	1,159,920
Poway Unified School District, CA, (Election of 2008), 0.00%, 8/1/35	1,000	672,730
University of Mississippi Educational Building Corp., 4.00%, 10/1/38	1,540	1,569,583
Virginia College Building Authority, 4.00%, 2/1/33	1,000	1,011,770
Virginia Public School Authority, Prince William County, 3.00%, 10/1/37	1,690	1,511,705
West Lafayette School Building Corp., IN, 5.00%, 7/15/35	2,800	2,952,656
		$ 16,402,336
Electric Utilities — 2.1%
American Municipal Power, Inc., OH, (Prairie State Energy Campus):
4.00%, 2/15/35	$5,690	$ 5,898,482
4.00%, 2/15/36	1,000	1,029,730
Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	1,000	1,023,520
Clark County Public Utility District No. 1, WA, Electric System Revenue, 5.00%, 1/1/36	505	559,277
Florida Municipal Power Agency, 3.00%, 10/1/33	1,825	1,683,325
Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	255,935
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Los Angeles Department of Water and Power, CA, Power System Revenue, (SPA: Barclays Bank PLC), 2.95%, 7/1/34(2)	$1,000	$ 1,000,000
Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	753,875
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	515,435
Public Finance Authority, WI, (Duke Energy Progress, LLC), 3.70% to 10/1/30 (Put Date), 10/1/46	2,730	2,699,642
		$ 15,419,221
Escrowed/Prerefunded — 0.0%(3)
Colorado Health Facilities Authority, (NCMC, Inc.), Escrowed to Maturity, 5.00%, 5/15/25	$150	$ 151,851
		$ 151,851
General Obligations — 43.9%
Aldine Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/34	$300	$ 304,596
5.00%, 2/15/39	500	560,420
Amarillo Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/37	2,725	2,769,009
Arlington Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/34	2,050	2,051,660
Auburn School District No. 408, WA, 4.00%, 12/1/35	775	777,457
Bainbridge Island School District No. 303, WA, 4.00%, 12/1/36	400	403,844
Belding Area Schools, MI, 5.00%, 5/1/30	225	230,868
Beverly Hills Unified School District, CA, (Election of 2018), 4.00%, 8/1/38	715	761,339
Bexar County, TX, 3.00%, 6/15/30	6,000	5,821,620
Boerne Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/37	1,000	1,006,750
Brookline, MA:
3.10%, 3/15/33	1,620	1,567,123
3.15%, 3/15/34	1,405	1,362,288
Burbank Unified School District, CA, (Election of 2013), 4.45%, 8/1/36	900	940,428
Burlington, VT, 5.00%, 11/1/29	45	49,577
California:
2.85%, 12/1/32	1,625	1,506,895
3.00%, 11/1/35	7,250	6,961,160
4.55%, 12/1/37	1,000	1,067,900
Cape May County, NJ, 3.00%, 10/1/31	1,000	970,140
Celina Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/33	1,135	1,143,717

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Celina, TX:
1.625%, 9/1/32	$3,170	$ 2,515,522
1.75%, 9/1/34	3,280	2,498,376
Centennial School District No. 28Jt, OR, 5.00%, 6/15/34	835	924,295
Chaffey Joint Union High School District, CA, (Election of 2012):
0.00%, 8/1/30	450	361,553
0.00%, 8/1/31	460	356,256
0.00%, 8/1/32	530	395,120
0.00%, 8/1/33	700	500,780
Chambers County Improvement District No. 1, TX:
4.00%, 9/1/32	1,100	1,111,132
4.00%, 9/1/33	1,000	1,009,420
4.00%, 9/1/34	1,000	1,011,570
Chandler, AZ:
2.60%, 7/1/30	2,950	2,729,635
2.85%, 7/1/32	1,925	1,790,866
Channelview Independent School District, TX, (PSF Guaranteed), 2.375%, 8/15/35	500	398,630
Chisholm Independent School District No. 695, MN, 0.00%, 2/1/38	820	449,770
Clark County, NV:
4.00%, 12/1/35	1,820	1,867,575
4.00%, 6/1/36	175	176,768
Coconino County Unified School District No. 1, AZ:
1.50%, 7/1/32	1,745	1,385,635
1.75%, 7/1/34	2,055	1,585,885
College Station Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/32	320	321,734
College Station, TX:
3.35%, 2/15/34	2,085	1,994,615
3.45%, 2/15/35	2,150	2,069,375
Colonial School District, PA, 5.00%, 2/15/33	50	50,796
Comal County, TX, 4.00%, 2/1/33	5,580	5,620,511
Connecticut:
4.00%, 1/15/34	3,000	3,125,190
4.00%, 1/15/35	3,000	3,113,910
Conroe, TX, 4.125%, 3/1/39	1,895	1,929,356
Contra Costa Community College District, CA, (Election of 2014), 4.00%, 8/1/33	100	105,088
Cook County School District No. 25, IL, (Arlington Heights), 5.00%, 12/15/32	630	653,846
Cupertino Union School District, CA, (Election of 2012), 5.00%, 8/1/33	555	578,854
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/35	$2,235	$ 2,543,810
Dallas Center-Grimes Community School District, IA:
3.00%, 5/1/35	1,075	991,365
3.00%, 5/1/36	910	819,792
David Douglas School District No. 40, OR:
0.00%, 6/15/31	525	406,219
0.00%, 6/15/34	1,850	1,262,347
0.00%, 6/15/35	1,250	814,300
0.00%, 6/15/36	1,690	1,038,167
0.00%, 6/15/37	1,000	576,180
0.00%, 6/15/38	750	405,263
Dedham, MA, 3.30%, 4/1/36	775	755,695
Del Valle Independent School District, TX, (PSF Guaranteed), 4.00%, 6/15/38	750	760,110
El Paso Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/34	500	503,440
Euless, TX, 5.00%, 2/15/34	125	140,565
Falls City Independent School District, TX, (PSF Guaranteed):
4.00%, 8/15/34	570	571,374
Prerefunded to 8/15/25, 4.00%, 8/15/34	430	432,258
Florida, (Department of Transportation), 2.00%, 7/1/33	1,535	1,270,765
Forney Independent School District, TX, 0.00%, 8/15/37	150	83,801
Fort Bend Independent School District, TX, (PSF Guaranteed):
3.00%, 8/15/35	400	366,888
3.00%, 8/15/36	500	450,225
Frenship Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/36	2,315	2,138,481
Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	400	401,636
Georgia, 5.00%, 2/1/32	795	835,322
Glen Rose Independent School District, TX, (PSF Guaranteed):
5.00%, 8/15/30	560	623,442
5.00%, 8/15/32	935	1,038,364
5.00%, 8/15/33	1,020	1,131,670
5.00%, 8/15/34	330	365,495
Grosse Pointe Public School System, MI, 3.00%, 5/1/36	1,580	1,441,545
Guilford County, NC, 3.00%, 5/1/35	1,760	1,650,739
Harlandale Independent School District, TX, 5.00%, 8/1/29	845	893,697
Harrisburg School District No. 41-2, SD:
2.00%, 8/1/32	2,230	1,872,665
2.00%, 8/1/33	1,305	1,070,570

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Hawaii, 4.00%, 1/1/37	$1,000	$ 1,018,550
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 3.25%, 2/15/32	3,445	3,341,409
Hays County, TX, 3.00%, 2/15/37	1,750	1,525,177
Hempstead, NY:
2.00%, 6/15/33	6,035	5,071,210
2.00%, 6/15/34	6,145	5,055,184
Hennepin County, MN, 5.00%, 12/1/33	1,000	1,040,920
Henrico County, VA, 3.35%, 8/1/36	4,970	4,838,494
Homewood, AL, 5.00%, 9/1/29	2,000	2,077,980
Honolulu City and County, HI, 3.00%, 9/1/31	110	104,022
Houston, TX, 4.00%, 3/1/37	1,730	1,734,481
Illinois:
Series 2022A, 5.00%, 3/1/29	2,250	2,395,125
Series 2022B, 5.00%, 3/1/29	2,000	2,129,000
Independence School District, MO, 3.25%, 3/1/38	2,605	2,477,615
Iowa City Community School District, 2.75%, 6/1/30	2,850	2,649,217
Kansas City, MO:
3.00%, 2/1/35	800	739,552
4.00%, 2/1/37	2,500	2,582,400
Kennebunk, ME, 2.00%, 10/1/35	600	476,838
Knox County, TN:
3.00%, 6/1/34	2,715	2,558,100
3.00%, 6/1/35	2,955	2,767,889
Knoxville, TN, 3.00%, 5/1/39	3,365	2,886,160
Krum Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/35	720	721,310
Lake Oswego, OR, 2.50%, 6/1/33	1,405	1,240,685
Lake Washington School District No. 414, WA, 4.00%, 12/1/34	1,000	1,017,430
Lane County School District No. 40, OR, 0.00%, 6/15/38	1,000	525,600
Lexington, MA:
3.10%, 2/15/34	875	843,771
3.15%, 2/15/35	595	574,157
3.20%, 2/15/36	1,195	1,146,304
Lincoln, NE, 3.00%, 5/15/33	1,040	992,337
Lone Star College System, TX, 3.00%, 2/15/36	1,695	1,551,620
Longview, TX, 4.00%, 9/1/37	1,100	1,118,249
Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/34	1,690	1,709,891
Loudoun County, VA, 3.25%, 12/1/35	910	877,149
Malakoff Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/35	2,580	2,368,982
Marathon County, WI, 2.00%, 2/1/32	1,350	1,127,884
Massachusetts, 4.00%, 5/1/36	5,050	5,121,558
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
McKinney, TX, 2.50%, 8/15/35	$2,080	$ 1,758,494
Medina Valley Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	325	339,349
Mildred Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/35	425	394,506
Mill Valley School District, CA:
2.80%, 8/1/31	110	104,422
2.90%, 8/1/32	1,375	1,310,416
3.00%, 8/1/33	1,235	1,183,500
3.00%, 8/1/34	2,200	2,101,594
Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	360	360,119
Monrovia Unified School District, CA, (Election of 2006), 0.00%, 8/1/34	3,550	2,485,887
Montgomery County Municipal Utility District No. 46, TX, 4.00%, 3/1/29	1,295	1,297,214
Morgan County School District, UT, 4.00%, 8/1/34	1,180	1,201,488
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	156,441
Nebo School District, UT, 2.125%, 7/1/34	4,515	3,693,902
Nevada, 2.125%, 5/1/38	2,000	1,483,060
New York, NY, 5.25%, 10/1/39	2,000	2,247,180
Newport News, VA, 3.00%, 2/1/37	90	81,049
Newport-Mesa Unified School District, CA, (Election of 2005):
0.00%, 8/1/35	3,435	2,373,585
0.00%, 8/1/37	6,580	4,114,671
Orange County, NC:
3.25%, 8/1/36	3,035	2,862,400
3.30%, 8/1/37	2,470	2,296,804
Pasadena Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/39	4,840	4,894,547
4.125%, 2/15/40	3,575	3,628,696
Pasadena, TX:
4.00%, 2/15/28	500	500,495
4.00%, 2/15/29	150	150,197
4.00%, 2/15/30	440	440,594
4.00%, 2/15/31	650	650,676
Pearland Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	250	255,118
Pecos Barstow Toyah Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/38	1,575	1,618,990
Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	790	704,664
Pennsylvania, 4.00%, 10/1/37	17,000	17,423,470
Plano, TX, 3.28%, 9/1/35	4,900	4,682,048

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Portland, ME, 2.50%, 4/1/35	$1,765	$ 1,523,954
Portland, OR, (Transportation Project), 2.00%, 10/1/35	2,395	1,903,378
Quincy School District No. 144-101, WA, 4.00%, 12/1/34	800	803,016
Racine County, WI:
0.25%, 3/1/37	785	447,419
0.50%, 3/1/38	870	482,998
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/28	555	579,947
Richardson Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	600	603,462
Richmond, VA:
2.60%, 7/15/37	7,845	6,494,719
2.65%, 7/15/38	8,005	6,518,792
River Falls School District, WI, 3.20%, 4/1/32	2,185	2,081,431
Romeo Community Schools, MI, 5.00%, 5/1/30	700	719,754
Romulus, MI:
4.00%, 11/1/31	250	252,873
4.00%, 11/1/32	100	100,752
4.00%, 11/1/33	250	250,930
Round Rock, TX, 4.00%, 8/15/38	725	735,679
San Antonio Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/33	500	504,880
San Jacinto Community College District, TX, 4.00%, 2/15/34	1,445	1,522,091
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	450	453,695
Somerville, MA, 1.75%, 10/15/34	4,335	3,389,883
Southside Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/35	500	507,390
Spokane, WA, 4.00%, 12/1/36	2,980	3,019,098
St. Charles County Francis Howell R-III School District, MO, 3.00%, 3/1/33	6,430	6,028,704
St. Charles School District, MO, 3.00%, 3/1/38	1,150	995,843
Stamford, CT, 2.00%, 8/15/33	805	667,232
Sugar Land, TX, 4.00%, 2/15/36	1,000	1,007,760
Travis County, TX:
3.375%, 3/1/38	2,585	2,393,451
3.375%, 3/1/38	605	560,170
Tukwila, WA, 4.00%, 12/1/35	500	509,150
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	545	546,913
Tyler Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/36	2,000	2,094,880
Umatilla School District No. 6R, Umatilla County, OR:
0.00%, 6/15/29	115	95,723
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Umatilla School District No. 6R, Umatilla County, OR: (continued)
0.00%, 6/15/30	$110	$ 88,273
Union County, NC:
3.00%, 9/1/35	1,070	1,001,402
3.00%, 9/1/36	1,090	995,889
United Independent School District, TX:
4.00%, 2/15/33	350	353,612
4.00%, 2/15/34	535	542,736
4.00%, 2/15/36	580	585,881
4.00%, 2/15/37	600	602,382
Upper St. Clair Township, PA, 4.00%, 6/1/34	800	810,688
Vestavia Hills, AL, 4.00%, 8/1/35	800	819,256
Village of Dobbs Ferry, NY:
2.85%, 10/15/35	475	402,800
3.00%, 10/15/36	490	429,348
Washington:
5.00%, 8/1/35	1,220	1,222,550
5.00%, 8/1/39	1,205	1,290,362
West St. Paul-Mendota Heights-Eagan Independent School District No. 197, MN, 3.55%, 2/1/36	7,615	7,553,166
Westchester County, NY, 2.00%, 10/15/33	650	534,281
Wichita Falls Independent School District, TX, (PSF Guaranteed), 3.00%, 2/1/38	2,920	2,579,207
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	360	362,542
Williamson County, TX, 3.00%, 2/15/33	3,250	3,026,920
Willis Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/34	705	695,356
Wisconsin:
5.00%, 5/1/34(4)	2,625	2,965,672
5.00%, 5/1/35(4)	2,575	2,930,504
Wisconsin Rapids School District, 2.00%, 4/1/34	1,030	788,887
Worthington City School District, OH:
0.00%, 12/1/28	100	84,734
0.00%, 12/1/29	340	277,906
0.00%, 12/1/30	715	562,583
0.00%, 12/1/31	295	222,955
Yosemite Community College District, CA, (Election of 2004), 0.00%, 8/1/37	165	100,922
Ysleta Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/37	405	408,183
		$313,781,834

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital — 9.6%
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	$90	$ 90,009
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	465	487,218
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/30	335	343,878
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 4.00%, 4/1/34	100	101,410
Colorado Health Facilities Authority, (CommonSpirit Health), 5.00%, 8/1/28	7,035	7,450,135
Colorado Health Facilities Authority, (Sanford Health), 5.00%, 11/1/32	3,000	3,237,270
Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/30	350	353,640
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/35	950	911,164
Grand Forks County, ND, Prerefunded to 10/1/30, 4.00%, 10/1/35	345	365,459
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children's Hospital), (LOC: TD Bank, N.A.), 3.80%, 10/1/45(2)	5,000	5,000,000
Illinois Finance Authority, (Rush University Medical Center):
5.00%, 11/15/31	1,000	1,008,980
5.00%, 11/15/32	1,000	1,008,900
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.):
5.00%, 10/1/30	2,000	2,048,300
5.00%, 10/1/31	1,500	1,534,830
5.00%, 10/1/32	2,000	2,044,280
Maryland Health and Higher Educational Facilities Authority, (MedStar Health, Inc.), 5.00%, 8/15/31	875	884,327
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	250	249,980
Minneapolis, MN, (Allina Health System), 4.00%, 11/15/36	1,990	2,017,263
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	440	443,907
Missouri Health and Educational Facilities Authority, (Saint Luke's Health System), 5.00%, 11/15/31	1,000	1,029,330
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group):
5.00%, 8/1/28	500	522,400
5.00%, 8/1/29	500	522,730
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System):
5.00%, 7/1/27	700	721,000
5.00%, 7/1/28	600	618,516
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System): (continued)
5.00%, 7/1/31	$275	$ 283,341
New York Dormitory Authority, (Maimonides Medical Center), 4.00%, 8/1/30	150	154,014
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/32	700	713,601
Public Finance Authority, WI, (Renown Regional Medical Center), 5.00%, 6/1/36	2,310	2,422,127
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	151,080
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	625	631,837
University of Colorado Hospital Authority, (SPA: TD Bank, N.A.), 3.80%, 11/15/39(2)	27,865	27,865,000
University of Kansas Hospital Authority, (KU Health System), 5.00%, 9/1/27	1,555	1,580,611
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center):
5.00%, 12/1/25	285	289,477
5.00%, 12/1/28	180	184,817
5.00%, 12/1/30	300	308,190
5.00%, 12/1/31	70	71,810
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/27	100	101,120
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/26	400	409,812
Wisconsin Health and Educational Facilities Authority, (Gundersen Health System), 4.00%, 10/15/33	425	433,509
		$ 68,595,272
Housing — 11.3%
Colorado Housing and Finance Authority, Social Bonds, (GNMA), 5.75%, 11/1/53	$4,930	$ 5,209,580
Connecticut Housing Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.00%, 11/15/54	1,910	2,061,349
Connecticut Housing Finance Authority, (Housing Mortgage Finance), 1.45%, 5/15/31	1,220	1,036,964
Florida Housing Finance Corp., (FHLMC), (FNMA), (GNMA), 6.25%, 7/1/55	1,510	1,671,706
Georgia Housing & Finance Authority, 3.65%, 12/1/32	185	178,181
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 10/1/53	3,465	3,818,257
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/37	3,035	3,108,811

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Iowa Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA):
Social Bonds, 1.50%, 1/1/31	$300	$ 245,568
Social Bonds, 1.60%, 7/1/31	175	142,895
Michigan Housing Development Authority, Social Bonds, 6.00%, 6/1/54	8,500	9,179,915
Minnesota Housing Finance Agency:
2019 Series A, 4.00%, 8/1/34	295	304,015
2019 Series A, 4.00%, 8/1/35	440	451,488
2019 Series C, 4.00%, 8/1/34	240	247,334
(FHLMC), (FNMA), (GNMA), 2.55%, 7/1/39	1,375	1,088,601
New Mexico Mortgage Finance Authority, (FHLMC), (FNMA), (GNMA), 5.75%, 3/1/54	2,975	3,154,422
New York City Housing Development Corp., NY:
2.65%, 11/1/27	60	57,448
2.85%, 11/1/29	20	18,694
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.40%, 11/1/26	150	144,699
New York Mortgage Agency, 3.65%, 4/1/32	95	92,887
North Dakota Housing Finance Agency, Social Bonds, 6.00%, 7/1/54	5,000	5,399,700
Ohio Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 3/1/55	2,285	2,492,478
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 6.25%, 10/1/53	5,845	6,314,003
Seattle Housing Authority, WA, (Northgate Plaza), 1.00%, 6/1/26	7,675	7,144,197
South Dakota Housing Development Authority, (FHLMC), (FNMA), (GNMA), 6.25%, 5/1/55	4,500	4,916,250
Tennessee Housing Development Agency, (Residential Finance Program), Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 1/1/54	2,750	2,962,905
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 6.00%, 1/1/54	4,965	5,406,140
Utah Housing Corp., (FHLMC), (FNMA), (GNMA), 6.00%, 7/1/54	5,735	6,272,714
Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	994	975,233
Virginia Housing Development Authority, 2.55%, 5/1/27	90	86,190
Wisconsin Housing and Economic Development Authority Home Ownership Revenue, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.00%, 9/1/54	6,250	6,741,000
		$ 80,923,624
Security	Principal Amount (000's omitted)	Value
Insured - Bond Bank — 1.6%
Indianapolis Local Public Improvement Bond Bank, IN, (AGM), 4.00%, 6/1/36	$10,855	$ 11,200,298
		$ 11,200,298
Insured - Electric Utilities — 0.6%
Municipal Electric Authority of Georgia, (Plant Vogtle Units 3 & 4 Project M):
(AGM), 4.00%, 1/1/37	$470	$ 474,719
(AGM), 5.00%, 7/1/30	250	273,105
(AGM), 5.00%, 7/1/31	275	304,123
(AGM), 5.00%, 7/1/32	465	520,024
(AGM), 5.00%, 7/1/33	330	369,580
(AGM), 5.00%, 7/1/34	365	408,515
(AGM), 5.00%, 7/1/35	310	346,003
(AGM), 5.00%, 7/1/36	500	554,050
(AGM), 5.00%, 7/1/37	390	427,986
(AGM), 5.00%, 7/1/38	405	441,081
		$ 4,119,186
Insured - General Obligations — 0.5%
Fort Bend County Municipal Utility District No. 58, TX, (BAM), 3.00%, 4/1/26	$10	$ 9,796
Mauston School District, WI, (AGM), 1.60%, 3/1/34	2,565	1,938,114
Rialto Unified School District, CA, (Election of 2022):
(BAM), 0.00%, 8/1/34	400	274,520
(BAM), 0.00%, 8/1/35	425	276,794
(BAM), 0.00%, 8/1/36	500	307,545
(BAM), 0.00%, 8/1/37	750	433,388
(BAM), 0.00%, 8/1/38	500	272,095
		$ 3,512,252
Insured - Lease Revenue/Certificates of Participation — 0.5%
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	$100	$ 101,905
Fairfield, CA, Certificates of Participation:
(AGC), 0.00%, 4/1/34	1,000	695,160
(AGC), 0.00%, 4/1/37	5,000	2,982,700
Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	75	75,822
Tahoe-Truckee Unified School District, CA, Certificates of Participation, (BAM), 5.00%, 6/1/31	90	93,607
		$ 3,949,194
Insured - Special Tax Revenue — 0.1%
North Houston Development Corp., TX, Tax Increment Contract Revenue, (AGM), 3.00%, 9/1/36	$880	$ 761,499

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
Vineyard Redevelopment Agency, UT, (AGM), 4.00%, 5/1/36	$135	$ 139,785
		$ 901,284
Insured - Transportation — 0.4%
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	$275	$ 280,429
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/34	2,485	2,625,800
		$ 2,906,229
Insured - Water and Sewer — 0.1%
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	$250	$ 254,375
Hamburg Municipal Authority, PA, Sewer Revenue:
(AGM), 2.00%, 10/1/32	320	269,280
(AGM), 2.00%, 10/1/34	30	24,235
		$ 547,890
Lease Revenue/Certificates of Participation — 2.9%
Colorado Department of Transportation:
5.00%, 6/15/30	$350	$ 359,418
5.00%, 6/15/31	310	317,707
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue:
5.00%, 6/1/29	3,000	3,169,890
5.00%, 6/1/30	3,000	3,172,140
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/28	645	657,726
Greene County, MO, Certificates of Participation, 4.00%, 3/1/35	2,000	2,077,040
Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	1,495	1,529,669
Los Angeles Unified School District, CA, Sustainability Bonds, 5.00%, 10/1/38	2,450	2,770,362
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.25%, 6/15/39	5,250	5,846,610
Noblesville Multi-School Building Corp., IN, 3.00%, 7/15/33	275	263,241
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	512,725
		$ 20,676,528
Other Revenue — 5.9%
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 4.00% to 8/1/28 (Put Date), 5/1/53	$5,300	$ 5,282,828
Green Bonds, 4.00% to 8/1/31 (Put Date), 2/1/52	2,020	1,997,033
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Kentucky Public Energy Authority, Gas Supply Revenue, 4.00% to 2/1/28 (Put Date), 2/1/50	$5,000	$ 4,987,450
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish):
5.00%, 4/1/27	500	515,660
5.00%, 4/1/29	275	283,096
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
4.00% to 12/1/29 (Put Date), 9/1/52	23,115	22,974,461
5.00% to 3/1/30 (Put Date), 7/1/53	2,500	2,625,750
New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/29	85	92,822
Philadelphia Energy Authority:
Sustainability Bonds, 5.00%, 11/1/33	850	959,454
Sustainability Bonds, 5.00%, 11/1/38	850	931,065
Sustainability Bonds, 5.00%, 11/1/43	750	800,985
Tennergy Corp., TN, Gas Supply Revenue, 4.00% to 9/1/28 (Put Date), 12/1/51	1,150	1,140,811
		$ 42,591,415
Senior Living/Life Care — 1.3%
Baltimore County, MD, (Riderwood Village, Inc.):
4.00%, 1/1/30	$1,455	$ 1,448,874
4.00%, 1/1/32	350	347,508
4.00%, 1/1/33	600	594,066
4.00%, 1/1/34	685	692,145
4.00%, 1/1/35	615	620,160
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/28	50	50,603
5.00%, 11/15/30	910	920,702
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	100,668
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,044,460
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	310	313,419
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 3.00%, 2/1/27	975	935,122
North Carolina Medical Care Commission, (United Methodist Retirement Homes):
Series 2016A, 5.00%, 10/1/30	10	10,281
Series 2016A, 5.00%, 10/1/31	300	308,358

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Washington Housing Finance Commission, WA, (Emerald Heights), 5.00%, 7/1/38	$1,580	$ 1,659,806
		$ 9,046,172
Special Tax Revenue — 4.0%
Allentown Neighborhood Improvement Zone Development Authority, PA:
5.00%, 5/1/28	$340	$ 353,229
5.00%, 5/1/29	450	471,830
5.00%, 5/1/30	425	449,110
5.00%, 5/1/31	575	611,421
Connecticut, Special Tax Obligation Bonds:
5.00%, 7/1/34	1,000	1,153,270
5.00%, 7/1/39	3,000	3,366,570
Miami-Dade County, FL, Special Obligation Bonds:
5.00%, 4/1/30	950	973,180
5.00%, 4/1/31	895	916,176
5.00%, 4/1/32	735	751,978
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/37	1,995	1,979,539
4.00%, 2/1/38	310	314,752
5.00%, 8/1/33	1,190	1,192,059
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 2/15/37	6,950	7,077,532
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/32	1,800	1,828,566
New York State Urban Development Corp., Personal Income Tax Revenue:
4.00%, 3/15/35	2,885	2,986,408
4.00%, 3/15/39	2,900	2,928,826
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.25%, 11/15/39	1,000	1,145,350
		$ 28,499,796
Transportation — 3.1%
Central Texas Regional Mobility Authority, 4.00%, 1/1/34	$70	$ 71,844
Chicago, IL, (O'Hare International Airport):
5.00%, 1/1/28	150	151,082
5.00%, 1/1/29	150	151,137
5.00%, 1/1/30	500	503,955
5.00%, 1/1/31	1,000	1,008,020
5.25%, 1/1/32	2,565	2,692,865
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,450	1,508,478
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	$500	$ 505,960
Illinois Toll Highway Authority:
5.00%, 1/1/29	175	179,226
5.00%, 12/1/32	350	356,457
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
5.00%, 5/15/33	225	245,050
5.00%, 5/15/34	200	203,954
Maryland Department of Transportation, 3.00%, 9/1/32	4,800	4,578,576
Metropolitan Transportation Authority, NY, 3.988%, (67% of SOFR + 0.43%), 11/1/26(1)	1,440	1,433,880
New Orleans Aviation Board, LA, 5.00%, 1/1/28	150	155,552
North Texas Tollway Authority, 4.125%, 1/1/39	6,000	6,100,620
Portland, ME, Airport Revenue, Green Bonds, 5.00%, 1/1/29	225	241,261
Salt Lake City, UT, (Salt Lake City International Airport):
5.00%, 7/1/31	300	321,297
5.00%, 7/1/32	660	706,688
5.00%, 7/1/33	600	642,246
5.00%, 7/1/34	450	481,518
		$ 22,239,666
Water and Sewer — 4.9%
Colorado Springs, CO, Utilities System Revenue, (SPA: Sumitomo Mitsui Banking Corp.), 3.77%, 11/1/28(2)	$3,200	$ 3,200,000
Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/37	800	800,000
Indiana Finance Authority, (CWA Authority, Inc.), 4.00%, 10/1/36	1,475	1,514,102
Indiana Finance Authority, (CWA Authority, Inc.), Green Bonds, 4.00%, 10/1/37	1,595	1,621,876
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/39	5,000	5,393,600
Louisville and Jefferson County Metropolitan Sewer District, KY, Green Bonds, 4.00%, 5/15/36	220	229,176
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	575	591,267
Memphis, TN, Sanitary Sewerage System Revenue, 4.00%, 10/1/32	1,700	1,716,167
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	500	517,050
Metropolitan Utilities District of Omaha Water System Revenue, NE, 3.25%, 12/1/31	1,720	1,676,622
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 4.00%, 6/15/37	155	157,486
Portland, OR, Sewer System Revenue, 3.00%, 3/1/37	710	633,533

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Rapid City, SD, Water Revenue:
4.00%, 11/1/29	$600	$ 606,300
4.00%, 11/1/30	670	677,410
San Francisco City and County Public Utilities Commission, CA, Wastewater Revenue, 4.00%, 10/1/37	185	197,060
Santa Maria, CA, Water & Wastewater Revenue, 3.00%, 2/1/35	2,165	2,069,285
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	2,950	2,888,965
Southeast Energy Authority, AL, (Project No. 6), (Liq: Royal Bank of Canada), 5.00% to 6/1/30 (Put Date), 1/1/54	1,500	1,577,925
Texas Water Development Board:
4.00%, 8/1/35	4,115	4,315,195
4.00%, 10/15/36	500	503,610
4.00%, 10/15/36	700	710,703
Washington Suburban Sanitary District, MD, 2.00%, 6/1/34	2,000	1,627,880
Winston-Salem, NC, Water & Sewer System Revenue, 2.375%, 6/1/38	2,085	1,630,491
		$ 34,855,703
Total Tax-Exempt Municipal Obligations (identified cost $681,195,367)		$684,689,779

U.S. Treasury Obligations — 0.0%(3)
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes, 3.75%, 12/31/28	$118	$ 113,142
Total U.S. Treasury Obligations (identified cost $116,751)		$ 113,142

Short-Term Investments — 4.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(5)	31,277,339	$ 31,277,339
Total Short-Term Investments (identified cost $31,277,339)		$ 31,277,339
Total Investments — 100.1% (identified cost $712,589,457)		$716,080,260
Other Assets, Less Liabilities — (0.1)%		$ (903,302)
Net Assets — 100.0%		$715,176,958
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2024.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at April 30, 2024.
(3)	Amount is less than 0.05%.
(4)	When-issued security.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2024.
At April 30, 2024, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:
Texas	17.4%
Others, representing less than 10% individually	78.3%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2024, 3.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 3.0% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

SOFR	– Secured Overnight Financing Rate

SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at April 30, 2024.
Affiliated Investments
At April 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $31,277,339, which represents 4.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended April 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$36,302,705	$41,048,694	$(46,074,060)	$ —	$ —	$31,277,339	$558,762	31,277,339
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$684,689,779	$ —	$684,689,779
U.S. Treasury Obligations	—	113,142	—	113,142
Short-Term Investments	31,277,339	—	—	31,277,339
Total Investments	$31,277,339	$684,802,921	$ —	$716,080,260
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.